OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 6.7	$ 5.4